Revenue - Contract assets (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Contract assets
Current	¥ 5,267	¥ 5,184
Non-current	52,949	54,446
Subtotal	58,216	59,630
Less: allowance for doubtful accounts	(28,819)	(28,819)
Total contract assets	¥ 29,397	¥ 30,811